JPMorgan Diversified Return U.S. Mid Cap Equity ETF
Schedule of Portfolio Investments as of January 31, 2024
(Unaudited)
THE “UNAUDITED EXCHANGE-TRADED FUNDS HOLDINGS”
LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES
ONLY.  IT IS NOT TO BE REPRODUCED FOR USE AS
ADVERTISING OR SALES LITERATURE WITH THE GENERAL
PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2024.

JPMorgan Diversified Return U.S. Mid Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2024  (Unaudited)

INVESTMENTS	SHARES	VALUE ($)
Common Stocks — 99.8%
Aerospace & Defense — 0.1%
Textron, Inc.	6,114	517,917
Automobiles & Parts — 0.6%
BorgWarner, Inc.	14,708	498,601
Gentex Corp.	41,732	1,382,581
LKQ Corp.	4,630	216,082
Phinia, Inc.	2,811	85,005
		2,182,269
Banks — 2.4%
Citizens Financial Group, Inc.	9,179	300,153
Comerica, Inc.	3,914	205,798
Discover Financial Services	7,493	790,661
Fifth Third Bancorp	15,435	528,494
First Citizens BancShares, Inc., Class A	940	1,419,400
FNB Corp.	16,496	217,417
Huntington Bancshares, Inc.	86,421	1,100,139
KeyCorp	18,218	264,708
M&T Bank Corp.	5,611	774,879
New York Community Bancorp, Inc.	140,752	910,666
Popular, Inc. (Puerto Rico)	12,204	1,042,832
Prosperity Bancshares, Inc.	3,039	194,223
Regions Financial Corp.	24,950	465,817
Zions Bancorp NA	6,047	253,369
		8,468,556
Beverages — 0.9%
Boston Beer Co., Inc. (The), Class A *	1,201	419,473
Brown-Forman Corp., Class B	8,858	486,304
Celsius Holdings, Inc. * (a)	21,221	1,058,928
Molson Coors Beverage Co., Class B	22,571	1,394,662
		3,359,367
Chemicals — 4.2%
Albemarle Corp. (a)	2,552	292,817
Ashland, Inc.	1,907	178,533
Celanese Corp.	9,897	1,447,832
CF Industries Holdings, Inc.	18,296	1,381,531
Chemours Co. (The)	17,353	523,540
Eastman Chemical Co.	12,787	1,068,354
Element Solutions, Inc.	65,743	1,461,467
Huntsman Corp.	46,293	1,136,030
LyondellBasell Industries NV, Class A	14,589	1,373,117
Mosaic Co. (The)	28,222	866,698
NewMarket Corp.	1,783	994,575
Olin Corp.	26,979	1,404,797
Scotts Miracle-Gro Co. (The)	3,971	223,408
Valvoline, Inc. *	36,772	1,341,810
Westlake Corp.	10,541	1,458,347
		15,152,856

JPMorgan Diversified Return U.S. Mid Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2024  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Construction & Materials — 2.6%
A O Smith Corp.	15,813	1,227,247
Builders FirstSource, Inc. *	10,017	1,740,253
Eagle Materials, Inc.	2,715	614,350
Fortune Brands Innovations, Inc.	18,231	1,414,543
Louisiana-Pacific Corp.	5,822	387,454
Masco Corp.	17,050	1,147,295
Owens Corning	10,047	1,522,422
Quanta Services, Inc.	6,713	1,302,658
		9,356,222
Consumer Services — 0.5%
H&R Block, Inc.	24,558	1,150,296
Service Corp. International	7,623	511,656
		1,661,952
Electricity — 7.1%
Alliant Energy Corp.	19,776	962,300
Brookfield Renewable Corp.	27,868	778,075
Clearway Energy, Inc., Class C	12,867	311,896
CMS Energy Corp.	23,508	1,343,717
Consolidated Edison, Inc.	15,265	1,387,588
Constellation Energy Corp.	11,691	1,426,302
DTE Energy Co.	11,034	1,163,204
Edison International	20,718	1,398,051
Entergy Corp.	13,708	1,367,510
Evergy, Inc.	26,982	1,369,876
FirstEnergy Corp.	36,362	1,333,758
Hawaiian Electric Industries, Inc.	108,042	1,401,305
IDACORP, Inc. (a)	12,961	1,199,929
NRG Energy, Inc.	13,214	700,871
OGE Energy Corp.	39,382	1,309,058
PG&E Corp.	80,189	1,352,788
Pinnacle West Capital Corp.	18,622	1,283,056
PPL Corp.	52,795	1,383,229
Public Service Enterprise Group, Inc.	22,074	1,280,071
Vistra Corp.	38,530	1,580,886
Xcel Energy, Inc.	21,018	1,258,348
		25,591,818
Electronic & Electrical Equipment — 1.5%
AMETEK, Inc.	8,876	1,438,356
Crane Co.	1,153	143,099
Crane NXT Co.	7,073	412,214
Hubbell, Inc.	4,339	1,456,038
IDEX Corp.	724	153,126
Keysight Technologies, Inc. *	8,500	1,302,710
nVent Electric plc	9,673	580,767
		5,486,310

JPMorgan Diversified Return U.S. Mid Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2024  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Finance & Credit Services — 0.9%
Ally Financial, Inc.	12,760	468,037
MGIC Investment Corp.	63,482	1,259,483
OneMain Holdings, Inc.	32,202	1,532,815
		3,260,335
Food Producers — 5.1%
Bunge Global SA	12,801	1,127,640
Campbell Soup Co.	34,394	1,535,004
Conagra Brands, Inc.	48,955	1,427,038
Darling Ingredients, Inc. *	23,246	1,006,552
Flowers Foods, Inc.	54,307	1,238,200
Hormel Foods Corp.	33,869	1,028,602
Ingredion, Inc.	13,370	1,438,211
J M Smucker Co. (The)	12,521	1,647,138
Kellanova	26,396	1,445,445
Lamb Weston Holdings, Inc.	13,848	1,418,589
McCormick & Co., Inc. (Non-Voting)	15,955	1,087,493
Pilgrim's Pride Corp. *	22,650	615,400
Post Holdings, Inc. * (a)	16,337	1,517,217
US Foods Holding Corp. *	31,880	1,466,799
WK Kellogg Co.	6,082	79,005
		18,078,333
Gas, Water & Multi-utilities — 2.4%
Ameren Corp.	17,723	1,232,989
Atmos Energy Corp.	12,279	1,399,069
CenterPoint Energy, Inc.	48,634	1,358,834
National Fuel Gas Co.	24,777	1,168,483
NiSource, Inc.	53,305	1,384,331
UGI Corp. (a)	41,425	917,150
WEC Energy Group, Inc.	15,626	1,261,956
		8,722,812
General Industrials — 1.8%
AptarGroup, Inc.	250	32,470
Carlisle Cos., Inc.	1,300	408,538
ITT, Inc.	4,308	520,320
Packaging Corp. of America	7,401	1,227,678
Parker-Hannifin Corp.	3,184	1,478,968
RPM International, Inc.	13,412	1,430,524
Silgan Holdings, Inc.	7,227	332,008
Sonoco Products Co.	10,818	615,544
WestRock Co.	6,364	256,215
		6,302,265
Health Care Providers — 3.5%
Acadia Healthcare Co., Inc. *	17,260	1,417,736
Chemed Corp.	2,471	1,464,784
DaVita, Inc. *	11,472	1,240,812
Encompass Health Corp.	19,911	1,414,478

JPMorgan Diversified Return U.S. Mid Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2024  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Health Care Providers — continued
IQVIA Holdings, Inc. *	5,801	1,207,942
Molina Healthcare, Inc. *	3,861	1,376,215
Premier, Inc., Class A	25,805	557,904
Tenet Healthcare Corp. *	16,561	1,370,257
Universal Health Services, Inc., Class B	8,688	1,379,741
Veeva Systems, Inc., Class A *	5,539	1,148,844
		12,578,713
Household Goods & Home Construction — 2.1%
DR Horton, Inc.	9,010	1,287,619
Leggett & Platt, Inc.	13,104	304,144
Lennar Corp., Class A	10,630	1,592,906
NVR, Inc. *	173	1,224,025
PulteGroup, Inc.	14,154	1,479,942
Toll Brothers, Inc.	15,915	1,581,155
		7,469,791
Industrial Engineering — 1.6%
Cummins, Inc.	5,087	1,217,319
Graco, Inc.	16,688	1,423,487
Lincoln Electric Holdings, Inc.	5,324	1,183,099
Nordson Corp.	928	233,596
Snap-on, Inc.	4,999	1,449,360
Toro Co. (The)	4,332	400,623
		5,907,484
Industrial Materials — 0.8%
Avery Dennison Corp.	2,374	473,494
Hexcel Corp.	14,129	938,025
International Paper Co.	37,571	1,346,169
		2,757,688
Industrial Metals & Mining — 3.0%
Cleveland-Cliffs, Inc. *	76,445	1,532,722
Fastenal Co.	23,149	1,579,456
Nucor Corp.	8,225	1,537,499
Reliance Steel & Aluminum Co.	5,013	1,430,811
Steel Dynamics, Inc.	11,698	1,411,832
Timken Co. (The)	17,786	1,456,851
United States Steel Corp. (a)	38,511	1,810,787
		10,759,958
Industrial Support Services — 2.0%
ADT, Inc. (a)	14,057	91,792
Booz Allen Hamilton Holding Corp.	3,812	536,615
Core & Main, Inc., Class A *	25,698	1,061,584
MSC Industrial Direct Co., Inc., Class A	14,134	1,394,743
Paychex, Inc.	7,913	963,250
Robert Half, Inc.	3,907	310,763
Synchrony Financial	27,933	1,085,756

JPMorgan Diversified Return U.S. Mid Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2024  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Industrial Support Services — continued
Western Union Co. (The)	13,467	169,280
WW Grainger, Inc.	1,745	1,562,892
		7,176,675
Industrial Transportation — 1.8%
Allison Transmission Holdings, Inc.	20,497	1,240,888
Expeditors International of Washington, Inc.	8,035	1,015,062
Landstar System, Inc.	6,791	1,301,970
Old Dominion Freight Line, Inc.	3,175	1,241,488
PACCAR, Inc. *	5,484	550,539
Ryder System, Inc.	6,394	726,167
Schneider National, Inc., Class B	8,552	209,695
		6,285,809
Investment Banking & Brokerage Services — 1.4%
Ameriprise Financial, Inc.	3,691	1,427,789
Invesco Ltd.	53,714	850,293
Jefferies Financial Group, Inc.	37,003	1,508,242
State Street Corp.	15,157	1,119,648
Virtu Financial, Inc., Class A	6,234	104,669
		5,010,641
Leisure Goods — 0.7%
Garmin Ltd.	9,206	1,100,025
Harley-Davidson, Inc.	2,318	75,219
Polaris, Inc.	4,644	417,774
Pool Corp.	1,431	531,259
Thor Industries, Inc.	4,731	534,698
		2,658,975
Life Insurance — 1.3%
Aflac, Inc.	16,968	1,431,081
Primerica, Inc.	3,121	730,813
Principal Financial Group, Inc.	15,727	1,244,006
Unum Group	29,046	1,404,084
		4,809,984
Media — 1.2%
Interpublic Group of Cos., Inc. (The)	34,935	1,152,506
Liberty Media Corp-Liberty Live, Class A *	3,363	123,859
Liberty Media Corp-Liberty SiriusXM, Class A * (a)	13,982	424,913
Nexstar Media Group, Inc. (a)	8,029	1,426,833
Omnicom Group, Inc.	11,020	995,988
		4,124,099
Medical Equipment & Services — 5.0%
Agilent Technologies, Inc.	9,365	1,218,386
Bio-Techne Corp.	3,484	244,995
Bruker Corp.	15,745	1,125,925
Cooper Cos., Inc. (The)	2,484	926,606
Dentsply Sirona, Inc.	20,703	719,429

JPMorgan Diversified Return U.S. Mid Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2024  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Medical Equipment & Services — continued
Envista Holdings Corp. *	8,444	198,434
Henry Schein, Inc. *	18,052	1,351,012
Hologic, Inc. *	18,056	1,344,089
ICON plc *	3,910	1,020,002
Integra LifeSciences Holdings Corp. *	4,913	197,257
Laboratory Corp. of America Holdings	5,481	1,218,426
QIAGEN NV *	25,352	1,106,865
Quest Diagnostics, Inc.	10,265	1,318,334
QuidelOrtho Corp. *	12,024	823,764
ResMed, Inc.	5,653	1,075,200
Revvity, Inc.	8,733	936,003
STERIS plc	6,162	1,349,170
Teleflex, Inc.	1,931	468,905
West Pharmaceutical Services, Inc.	3,494	1,303,367
		17,946,169
Mortgage Real Estate Investment Trusts — 0.7%
Annaly Capital Management, Inc.	12,023	230,721
Rithm Capital Corp.	132,324	1,415,867
Starwood Property Trust, Inc. (a)	48,629	988,628
		2,635,216
Non-life Insurance — 3.0%
American Financial Group, Inc.	5,513	663,765
Arch Capital Group Ltd. *	4,121	339,694
Arthur J Gallagher & Co.	5,661	1,314,258
Assured Guaranty Ltd.	7,400	600,362
Axis Capital Holdings Ltd.	6,639	395,153
Brown & Brown, Inc.	6,701	519,730
CNA Financial Corp.	220	9,695
Everest Group Ltd.	3,431	1,320,832
Fidelity National Financial, Inc.	12,040	602,361
First American Financial Corp.	6,496	392,034
Hartford Financial Services Group, Inc. (The)	17,979	1,563,454
Old Republic International Corp.	47,579	1,334,115
Reinsurance Group of America, Inc.	7,288	1,267,310
White Mountains Insurance Group Ltd.	277	436,544
		10,759,307
Non-Renewable Energy — 6.2%
Antero Midstream Corp.	104,582	1,280,084
Antero Resources Corp. * (a)	38,570	861,654
APA Corp.	21,688	679,485
Baker Hughes Co.	16,557	471,874
Cheniere Energy, Inc.	7,071	1,159,573
Chesapeake Energy Corp. (a)	13,075	1,008,213
Coterra Energy, Inc.	50,840	1,264,899
Devon Energy Corp.	18,137	762,117
Diamondback Energy, Inc.	9,078	1,395,652

JPMorgan Diversified Return U.S. Mid Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2024  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Non-Renewable Energy — continued
DT Midstream, Inc.	5,090	273,282
EQT Corp.	32,361	1,145,579
Halliburton Co.	31,385	1,118,875
Hess Corp.	7,655	1,075,757
HF Sinclair Corp.	24,436	1,380,390
Marathon Oil Corp.	43,900	1,003,115
ONEOK, Inc.	19,847	1,354,558
Phillips 66	10,816	1,560,857
Range Resources Corp.	31,708	920,800
Targa Resources Corp.	15,536	1,319,939
Texas Pacific Land Corp.	514	751,124
Williams Cos., Inc. (The)	37,638	1,304,533
		22,092,360
Personal Care, Drug & Grocery Stores — 3.7%
Albertsons Cos., Inc., Class A	63,534	1,348,191
Casey's General Stores, Inc.	5,063	1,373,896
Cencora, Inc. (a)	6,864	1,597,115
Church & Dwight Co., Inc.	14,669	1,464,700
Clorox Co. (The)	9,711	1,410,523
GCI Liberty, Inc. ‡ *	7,824	—
Grocery Outlet Holding Corp. *	28,346	702,414
Kroger Co. (The)	31,312	1,444,736
Olaplex Holdings, Inc. *	88,351	198,790
Performance Food Group Co. *	21,391	1,554,698
Reynolds Consumer Products, Inc.	24,885	676,125
Spectrum Brands Holdings, Inc. (a)	19,611	1,541,817
		13,313,005
Personal Goods — 0.9%
Carter's, Inc.	2,863	216,557
Crocs, Inc. *	8,676	880,440
Deckers Outdoor Corp. *	1,320	994,924
Tapestry, Inc.	30,526	1,184,104
		3,276,025
Pharmaceuticals, Biotechnology & Marijuana Producers — 2.9%
Biogen, Inc. *	1,120	276,259
Cardinal Health, Inc.	13,072	1,427,332
Exelixis, Inc. *	47,921	1,042,761
Fortrea Holdings, Inc. *	5,208	161,240
Incyte Corp. *	15,435	907,115
Jazz Pharmaceuticals plc *	9,377	1,150,745
Maravai LifeSciences Holdings, Inc., Class A *	21,256	123,285
Medpace Holdings, Inc. *	2,771	807,968
Neurocrine Biosciences, Inc. *	5,556	776,562
Royalty Pharma plc, Class A	34,637	983,344

JPMorgan Diversified Return U.S. Mid Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2024  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Pharmaceuticals, Biotechnology & Marijuana Producers — continued
United Therapeutics Corp. *	5,538	1,189,452
Viatris, Inc.	130,430	1,535,161
		10,381,224
Precious Metals & Mining — 0.1%
SSR Mining, Inc. (Canada)	45,647	430,451
Real Estate Investment & Services — 1.5%
CBRE Group, Inc., Class A *	16,192	1,397,532
CoStar Group, Inc. *	16,414	1,370,241
Jones Lang LaSalle, Inc. *	6,287	1,113,176
Zillow Group, Inc., Class C *	24,049	1,366,945
		5,247,894
Real Estate Investment Trusts — 9.1%
American Homes 4 Rent, Class A	18,432	646,042
AvalonBay Communities, Inc.	1,496	267,799
Brixmor Property Group, Inc.	63,699	1,429,406
Camden Property Trust	7,414	695,730
Cousins Properties, Inc.	16,199	371,119
CubeSmart	33,650	1,454,353
EastGroup Properties, Inc.	6,135	1,088,533
EPR Properties	29,686	1,314,199
Essex Property Trust, Inc.	3,797	885,726
First Industrial Realty Trust, Inc.	19,824	1,021,332
Gaming and Leisure Properties, Inc.	29,308	1,337,910
Highwoods Properties, Inc.	10,083	231,607
Host Hotels & Resorts, Inc.	78,870	1,515,881
Iron Mountain, Inc.	21,368	1,442,767
Kimco Realty Corp.	62,045	1,253,309
Lamar Advertising Co., Class A	13,423	1,405,120
Mid-America Apartment Communities, Inc.	7,096	896,792
NET Lease Office Properties (a)	1,244	30,826
NNN REIT, Inc.	24,241	977,882
Omega Healthcare Investors, Inc. (a)	43,515	1,261,935
Park Hotels & Resorts, Inc.	83,759	1,263,086
Rayonier, Inc.	13,540	410,262
Regency Centers Corp.	21,845	1,369,026
Rexford Industrial Realty, Inc.	18,804	988,902
Simon Property Group, Inc.	10,873	1,507,107
STAG Industrial, Inc.	31,135	1,150,127
Ventas, Inc.	21,443	994,741
VICI Properties, Inc.	45,536	1,371,544
Welltower, Inc.	15,675	1,356,044
Weyerhaeuser Co.	43,402	1,422,284
WP Carey, Inc.	17,785	1,101,959
		32,463,350
Retailers — 2.8%
AutoNation, Inc. *	8,651	1,208,199

JPMorgan Diversified Return U.S. Mid Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2024  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Retailers — continued
Bath & Body Works, Inc.	3,602	153,661
Best Buy Co., Inc.	13,821	1,001,884
Dick's Sporting Goods, Inc.	9,715	1,448,215
Kohl's Corp. (a)	1,455	37,481
Macy's, Inc.	36,530	668,134
Penske Automotive Group, Inc. (a)	8,396	1,245,714
Ross Stores, Inc.	10,163	1,425,666
Tractor Supply Co. (a)	6,142	1,379,493
Williams-Sonoma, Inc. (a)	7,139	1,380,611
		9,949,058
Software & Computer Services — 4.3%
Akamai Technologies, Inc. *	5,187	639,194
Amdocs Ltd.	14,505	1,329,818
ANSYS, Inc. *	4,295	1,408,030
CACI International, Inc., Class A *	3,905	1,342,266
Concentrix Corp.	5,876	522,200
Dolby Laboratories, Inc., Class A	12,076	1,004,482
Gartner, Inc. *	3,178	1,453,744
Gen Digital, Inc.	15,633	367,063
Hewlett Packard Enterprise Co.	68,283	1,044,047
Leidos Holdings, Inc.	10,331	1,141,266
Manhattan Associates, Inc. *	6,145	1,490,531
Paycom Software, Inc.	614	116,807
Science Applications International Corp.	8,068	1,029,961
SS&C Technologies Holdings, Inc.	19,889	1,213,627
Tyler Technologies, Inc. *	2,725	1,151,994
		15,255,030
Technology Hardware & Equipment — 4.4%
Amphenol Corp., Class A	15,190	1,535,709
CDW Corp.	6,589	1,493,858
Cirrus Logic, Inc. *	11,530	890,116
Corning, Inc.	15,754	511,848
HP, Inc.	30,239	868,162
Jabil, Inc.	11,964	1,498,970
Microchip Technology, Inc.	11,177	952,057
Monolithic Power Systems, Inc.	2,502	1,508,005
NetApp, Inc.	15,313	1,335,294
ON Semiconductor Corp. *	13,995	995,464
Qorvo, Inc. *	8,764	874,121
Skyworks Solutions, Inc.	12,693	1,325,911
TD SYNNEX Corp.	8,792	879,024
Teradyne, Inc.	10,685	1,032,064
		15,700,603
Telecommunications Equipment — 1.5%
Ciena Corp. *	25,765	1,365,545
Juniper Networks, Inc.	48,886	1,806,827

JPMorgan Diversified Return U.S. Mid Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2024  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Telecommunications Equipment — continued
Lumentum Holdings, Inc. * (a)	23,705	1,302,353
Ubiquiti, Inc. (a)	2,269	285,304
Viasat, Inc. * (a)	29,998	666,855
		5,426,884
Telecommunications Service Providers — 1.6%
Cable One, Inc.	2,060	1,130,796
Frontier Communications Parent, Inc. * (a)	60,506	1,490,263
Iridium Communications, Inc.	23,717	859,978
Liberty Broadband Corp., Class C *	14,461	1,134,466
Roku, Inc. *	12,522	1,102,687
		5,718,190
Travel & Leisure — 1.6%
Boyd Gaming Corp.	16,171	1,026,697
Choice Hotels International, Inc. (a)	3,125	378,500
Darden Restaurants, Inc.	6,813	1,107,657
MGM Resorts International *	24,527	1,063,736
Texas Roadhouse, Inc.	9,544	1,199,872
Travel + Leisure Co.	5,447	220,168
Wendy's Co. (The)	29,201	557,155
		5,553,785
Waste & Disposal Services — 1.0%
Clean Harbors, Inc. *	8,375	1,406,665
Republic Services, Inc.	8,537	1,460,851
Stericycle, Inc. *	13,121	629,808
		3,497,324
Total Common Stocks (Cost $336,839,884)		357,326,704
Short-Term Investments — 4.7%
Investment Companies — 0.1%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.26% (b) (c)(Cost $434,458)	434,458	434,458
Investment of Cash Collateral from Securities Loaned — 4.6%
JPMorgan Securities Lending Money Market Fund Class Agency SL Shares, 5.51% (b) (c)	14,099,559	14,105,199

JPMorgan Diversified Return U.S. Mid Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2024  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE ($)
Short-Term Investments — continued
Investment of Cash Collateral from Securities Loaned — continued
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.26% (b) (c)	2,126,881	2,126,881
Total Investment of Cash Collateral from Securities Loaned (Cost $16,230,459)		16,232,080
Total Short-Term Investments (Cost $16,664,917)		16,666,538
Total Investments — 104.5% (Cost $353,504,801)		373,993,242
Liabilities in Excess of Other Assets — (4.5)%		(16,054,238)
NET ASSETS — 100.0%		357,939,004

Percentages indicated are based on net assets.

‡	Value determined using significant unobservable inputs.
*	Non-income producing security.
(a)	The security or a portion of this security is on loan at January 31, 2024. The total value of securities on loan at January 31, 2024 is $15,642,096.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of January 31, 2024.
Futures contracts outstanding as of January 31, 2024:

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
S&P MidCap 400 E-Mini Index	1	03/15/2024	USD	274,340	9,388

Abbreviations
USD	United States Dollar

JPMorgan Diversified Return U.S. Mid Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2024 (Unaudited) (continued)
A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Funds on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Funds. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset value ("NAV") of the Fund is calculated on a valuation date.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s net asset value ("NAV") per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$373,993,242	$—	$— (b)	$373,993,242
Appreciation in Other Financial Instruments
Futures Contracts (a)	$9,388	$—	$—	$9,388

(a)	Please refer to the SOI for specifics of portfolio holdings.
(b)	Value is zero.
B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers.

JPMorgan Diversified Return U.S. Mid Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2024 (Unaudited) (continued)
The Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended January 31, 2024
Security Description	Value at October 31, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at January 31, 2024	Shares at January 31, 2024	Dividend Income	Capital Gain Distributions
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 5.51% (a) (b)	$22,000,000	$15,000,000	$22,900,000	$3,379	$1,820	$14,105,199	14,099,559	$302,751	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.26% (a) (b)	4,283,512	17,523,393	19,680,024	—	—	2,126,881	2,126,881	44,383	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.26% (a) (b)	280,906	7,247,453	7,093,901	—	—	434,458	434,458	8,248	—
Total	$26,564,418	$39,770,846	$49,673,925	$3,379	$1,820	$16,666,538		$355,382	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of January 31, 2024.